American High-Income Trust®
Investment portfolio
June 30, 2022
unaudited
Bonds, notes & other debt instruments 89.57% Corporate bonds, notes & loans 89.37% Energy 13.92%	Principal amount (000)	Value (000)
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	USD6,600	$6,424
Antero Midstream Partners LP 5.375% 2029[1]	10,095	9,060
Antero Resources Corp. 7.625% 2029[1]	7,453	7,594
Antero Resources Corp. 5.375% 2030[1]	15,820	14,450
Apache Corp. 4.625% 2025	5,540	5,526
Apache Corp. 6.00% 2037	2,910	2,689
Apache Corp. 5.10% 2040	13,635	11,553
Apache Corp. 4.75% 2043	5,725	4,469
Apache Corp. 4.25% 2044	270	198
Apache Corp. 5.35% 2049	150	119
Ascent Resources - Utica, LLC 7.00% 2026[1]	38,410	35,772
Ascent Resources - Utica, LLC 9.00% 2027[1]	4,380	5,509
Ascent Resources - Utica, LLC 8.25% 2028[1]	4,792	4,570
Ascent Resources - Utica, LLC 5.875% 2029[1]	23,210	20,458
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	4,446	4,691
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]	11,254	10,657
Bonanza Creek Energy, Inc. 5.00% 2026[1]	15,860	14,257
California Resources Corp. 7.125% 2026[1]	7,775	7,616
Callon Petroleum Co. 7.50% 2030[1]	10,050	9,263
Cenovus Energy, Inc. 5.375% 2025	204	210
Cenovus Energy, Inc. 4.25% 2027	390	383
Cenovus Energy, Inc. 5.25% 2037	400	391
Cenovus Energy, Inc. 5.40% 2047	390	376
Centennial Resource Production, LLC 6.875% 2027[1]	6,752	6,424
Cheniere Energy Partners LP 4.50% 2029	26,037	23,295
Cheniere Energy Partners LP 4.00% 2031	30,178	25,731
Cheniere Energy Partners LP 3.25% 2032[1]	25,247	19,938
Cheniere Energy, Inc. 7.00% 2024	10,666	11,061
Cheniere Energy, Inc. 5.875% 2025	5,005	5,130
Cheniere Energy, Inc. 4.625% 2028	104,038	94,028
Chesapeake Energy Corp. 4.875% 2022[4]	28,871	559
Chesapeake Energy Corp. 5.75% 2023[4]	1,730	34
Chesapeake Energy Corp. 5.50% 2026[1]	20,225	19,299
Chesapeake Energy Corp. 5.875% 2029[1]	28,595	27,019
Chesapeake Energy Corp. 6.75% 2029[1]	4,520	4,384
CNX Midstream Partners LP 4.75% 2030[1]	5,745	4,833
CNX Resources Corp. 7.25% 2027[1]	37,307	36,612
CNX Resources Corp. 6.00% 2029[1]	28,152	26,351
Comstock Resources, Inc. 6.75% 2029[1]	14,820	13,302
Comstock Resources, Inc. 5.875% 2030[1]	15,605	13,463
Constellation Oil Services Holding SA 13.50% 2025[1,5,6]	5,794	5,794
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[7]	45,571	38,052
Continental Resources, Inc. 5.75% 2031[1]	7,250	7,023
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]	54,105	46,234
American High-Income Trust — Page 1 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Crestwood Midstream Partners LP 5.75% 2025	USD4,990	$4,674
Crestwood Midstream Partners LP 5.625% 2027[1]	5,000	4,458
Crestwood Midstream Partners LP 6.00% 2029[1]	9,825	8,590
Devon Energy Corp. 5.875% 2028	2,830	2,890
Devon Energy Corp. 4.50% 2030	10,040	9,494
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,7]	2,584	2,545
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,7]	2,337	2,302
DT Midstream, Inc. 4.125% 2029[1]	23,690	20,146
DT Midstream, Inc. 4.375% 2031[1]	14,675	12,335
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	684	647
Endeavor Energy Resources LP 6.625% 2025[1]	13,260	13,344
Energean Israel Finance, Ltd. 4.50% 2024[1]	17,855	16,851
Energean Israel Finance, Ltd. 4.875% 2026[1]	20,000	17,726
Energean PLC 6.50% 2027[1]	9,930	8,834
EnLink Midstream Partners, LLC 5.625% 2028[1]	8,585	7,890
EQM Midstream Partners, LP 6.00% 2025[1]	4,000	3,842
EQM Midstream Partners, LP 4.125% 2026	3,011	2,606
EQM Midstream Partners, LP 6.50% 2027[1]	46,525	43,342
EQM Midstream Partners, LP 7.50% 2027[1]	16,085	15,548
EQM Midstream Partners, LP 5.50% 2028	17,346	15,009
EQM Midstream Partners, LP 4.50% 2029[1]	21,910	17,829
EQM Midstream Partners, LP 7.50% 2030[1]	17,867	17,193
EQM Midstream Partners, LP 4.75% 2031[1]	32,135	25,720
EQM Midstream Partners, LP 6.50% 2048	9,700	7,414
EQT Corp. 6.625% 2025[8]	5,052	5,207
EQT Corp. 5.00% 2029	6,915	6,705
EQT Corp. 7.50% 2030[8]	5,395	5,801
EQT Corp. 3.625% 2031[1]	9,080	7,863
Genesis Energy, LP 5.625% 2024	2,765	2,597
Genesis Energy, LP 6.50% 2025	32,102	29,657
Genesis Energy, LP 6.25% 2026	6,115	5,472
Genesis Energy, LP 8.00% 2027	57,309	50,879
Genesis Energy, LP 7.75% 2028	7,180	6,221
Harbour Energy PLC 5.50% 2026[1]	32,030	28,844
Harvest Midstream I, LP 7.50% 2028[1]	43,575	41,009
Hess Midstream Operations LP 4.25% 2030[1]	25,875	21,718
Hess Midstream Operations LP 5.50% 2030[1]	11,695	10,516
Hess Midstream Partners LP 5.125% 2028[1]	9,663	8,691
Hilcorp Energy I, LP 6.25% 2028[1]	3,515	3,320
Hilcorp Energy I, LP 5.75% 2029[1]	16,445	14,470
Hilcorp Energy I, LP 6.00% 2030[1]	14,030	12,229
Hilcorp Energy I, LP 6.00% 2031[1]	12,665	10,939
Hilcorp Energy I, LP 6.25% 2032[1]	8,940	7,868
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[1]	8,700	8,207
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[1]	5,034	4,320
Howard Midstream Energy Partners, LLC 6.75% 2027[1]	8,950	7,724
Independence Energy Finance, LLC 7.25% 2026[1]	8,650	7,888
Kinetik Holdings LP 5.875% 2030[1]	12,960	12,369
Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 3.00%) 4.666% 2024[2,3]	526	329
Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 2.06% Cash 2025[2,3,7]	7,807	4,001
McDermott International, Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.00% 2024[2,3,5,6]	2,000	1,000
Murphy Oil Corp. 6.875% 2024	554	556
American High-Income Trust — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Murphy Oil Corp. 5.75% 2025	USD5,000	$4,956
Murphy Oil Corp. 6.375% 2028	8,000	7,476
Murphy Oil USA, Inc. 4.75% 2029	11,345	10,232
Murphy Oil USA, Inc. 3.75% 2031[1]	14,480	12,331
Nabors Industries, Inc. 7.375% 2027[1]	27,700	26,350
Nabors Industries, Ltd. 7.25% 2026[1]	4,624	4,107
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	21,325	20,511
New Fortress Energy, Inc. 6.75% 2025[1]	32,545	30,845
New Fortress Energy, Inc. 6.50% 2026[1]	74,340	67,471
NGL Energy Operating, LLC 7.50% 2026[1]	174,817	157,952
NGL Energy Partners LP 7.50% 2023	8,165	7,401
NGL Energy Partners LP 6.125% 2025	41,177	31,318
NGPL PipeCo, LLC 4.875% 2027[1]	1,010	1,000
Northern Oil and Gas, Inc. 8.125% 2028[1]	33,840	31,944
NorthRiver Midstream Finance LP 5.625% 2026[1]	10,800	9,806
NuStar Logistics LP 6.00% 2026	6,129	5,742
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	33,755	31,413
Oasis Petroleum, Inc. 6.375% 2026[1]	19,756	18,304
Occidental Petroleum Corp. 2.90% 2024	10,480	10,131
Occidental Petroleum Corp. 5.875% 2025	12,395	12,367
Occidental Petroleum Corp. 8.00% 2025	22,020	23,213
Occidental Petroleum Corp. 3.00% 2027	500	452
Occidental Petroleum Corp. 6.375% 2028	4,575	4,640
Occidental Petroleum Corp. 6.625% 2030	14,500	14,961
Occidental Petroleum Corp. 8.875% 2030	7,825	8,999
Occidental Petroleum Corp. 6.125% 2031	9,440	9,588
Occidental Petroleum Corp. 6.45% 2036	625	642
Occidental Petroleum Corp. 4.20% 2048	2,543	1,985
Parkland Corp. 4.625% 2030[1]	15,355	12,483
PDC Energy, Inc. 5.75% 2026	12,000	11,216
Petróleos Mexicanos 6.875% 2025	6,200	5,812
Petróleos Mexicanos 8.75% 2029[1]	15,562	14,118
Petrorio Luxembourg SARL 6.125% 2026[1]	6,800	6,266
Range Resources Corp. 4.875% 2025	7,303	7,136
Range Resources Corp. 8.25% 2029	17,375	17,743
Range Resources Corp. 4.75% 2030[1]	19,510	17,528
Rattler Midstream Partners LP 5.625% 2025[1]	17,873	17,890
Rockcliff Energy II, LLC 5.50% 2029[1]	2,265	2,064
Rockies Express Pipeline, LLC 4.95% 2029[1]	11,193	9,589
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,838
Sabine Pass Liquefaction, LLC 4.50% 2030	8,930	8,567
Sanchez Energy Corp. 7.25% 2023[1,4]	22,796	342
SM Energy Co. 5.625% 2025	5,270	4,987
SM Energy Co. 6.50% 2028	2,910	2,681
Southwestern Energy Co. 5.95% 2025[8]	7,548	7,469
Southwestern Energy Co. 7.75% 2027	5,284	5,399
Southwestern Energy Co. 8.375% 2028	11,445	12,080
Southwestern Energy Co. 5.375% 2029	6,470	6,014
Southwestern Energy Co. 5.375% 2030	44,750	41,261
Southwestern Energy Co. 4.75% 2032	24,695	21,162
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	6,110	5,206
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	5,750	5,176
Sunoco LP 6.00% 2027	12,591	12,026
Sunoco LP 5.875% 2028	4,885	4,463
American High-Income Trust — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco LP 4.50% 2029	USD31,065	$25,667
Sunoco LP 4.50% 2030[1]	31,235	25,275
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	7,994	6,810
Tallgrass Energy Partners, LP 7.50% 2025[1]	5,470	5,303
Targa Resources Partners LP 6.50% 2027	4,322	4,435
Targa Resources Partners LP 6.875% 2029	18,530	18,941
Targa Resources Partners LP 5.50% 2030	16,729	15,993
Targa Resources Partners LP 4.875% 2031	13,835	12,637
Teekay Offshore Partners LP 8.50% 2023[1,5,6]	27,286	24,830
Transocean Guardian, Ltd. 5.875% 2024[1]	4,742	4,390
Transocean Poseidon, Ltd. 6.875% 2027[1]	5,888	5,189
Transocean, Inc. 6.125% 2025[1]	4,044	3,705
Transocean, Inc. 7.25% 2025[1]	8,700	6,450
Transocean, Inc. 11.50% 2027[1]	1,905	1,791
USA Compression Partners, LP 6.875% 2026	9,636	8,778
USA Compression Partners, LP 6.875% 2027	2,403	2,136
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	53,160	45,584
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	11,525	9,542
Weatherford International, Ltd. 11.00% 2024[1]	8,691	8,769
Weatherford International, Ltd. 6.50% 2028[1]	42,845	38,530
Weatherford International, Ltd. 8.625% 2030[1]	63,845	53,102
Western Gas Partners LP 4.50% 2028	20,233	18,344
Western Gas Partners LP 5.45% 2044	985	821
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[8]	6,455	5,959
Western Midstream Operating, LP 4.75% 2028	2,830	2,590
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[8]	9,650	8,374
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[8]	5,500	4,433
		2,407,461
Consumer discretionary 13.70%
Adient Global Holdings, Ltd. 4.875% 2026[1]	3,775	3,319
Affinity Gaming 6.875% 2027[1]	4,050	3,407
Allied Universal Holdco, LLC 6.625% 2026[1]	10,948	10,067
Allied Universal Holdco, LLC 9.75% 2027[1]	17,657	14,992
Allied Universal Holdco, LLC 4.625% 2028[1]	14,520	12,017
Allied Universal Holdco, LLC 6.00% 2029[1]	55,952	40,796
Asbury Automotive Group, Inc. 4.50% 2028	5,000	4,344
Asbury Automotive Group, Inc. 4.625% 2029[1]	30,700	25,410
Asbury Automotive Group, Inc. 5.00% 2032[1]	6,940	5,684
Atlas LuxCo 4 SARL 4.625% 2028[1]	7,925	6,426
Beazer Homes USA, Inc. 5.875% 2027	10,802	8,331
Boyd Gaming Corp. 4.75% 2027	10,889	9,877
Boyd Gaming Corp. 4.75% 2031[1]	14,320	12,129
Boyne USA, Inc. 4.75% 2029[1]	17,805	15,446
Caesars Entertainment, Inc. 6.25% 2025[1]	15,390	14,884
Caesars Entertainment, Inc. 8.125% 2027[1]	14,360	13,905
Caesars Entertainment, Inc. 4.625% 2029[1]	66,735	52,067
Caesars Resort Collection, LLC 5.75% 2025[1]	6,040	5,792
Carnival Corp. 7.625% 2026[1]	32,150	24,977
Carnival Corp. 10.50% 2026[1]	27,520	27,449
Carnival Corp. 4.00% 2028[1]	55,985	46,106
Carnival Corp. 6.00% 2029[1]	16,575	11,702
Carnival Corp. 10.50% 2030[1]	19,050	15,721
Carvana Co. 5.625% 2025[1]	9,870	7,594
American High-Income Trust — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carvana Co. 5.50% 2027[1]	USD21,330	$13,795
Carvana Co. 5.875% 2028[1]	18,110	11,519
Carvana Co. 4.875% 2029[1]	22,172	12,641
CDI Escrow Issuer, Inc. 5.75% 2030[1]	15,620	14,247
CEC Entertainment, Inc. 6.75% 2026[1]	6,500	5,734
Dana, Inc. 4.25% 2030	3,975	3,092
Dana, Inc. 4.50% 2032	8,510	6,303
Dave & Buster’s, Inc. 7.625% 2025[1]	6,075	6,006
Empire Communities Corp. 7.00% 2025[1]	8,900	7,044
Empire Resorts, Inc. 7.75% 2026[1]	15,895	14,255
Everi Holdings, Inc. 5.00% 2029[1]	3,000	2,539
Fertitta Entertainment, Inc. 4.625% 2029[1]	25,195	21,550
Fertitta Entertainment, Inc. 6.75% 2030[1]	82,175	63,306
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	43,095	34,546
Ford Motor Co. 2.30% 2025	2,000	1,800
Ford Motor Co. 2.90% 2029	4,225	3,320
Ford Motor Co. 3.25% 2032	6,100	4,583
Ford Motor Co. 5.291% 2046	1,265	974
Ford Motor Credit Company, LLC 3.664% 2024	2,138	2,026
Ford Motor Credit Company, LLC 3.81% 2024	4,098	3,983
Ford Motor Credit Company, LLC 5.584% 2024	1,504	1,499
Ford Motor Credit Company, LLC 3.375% 2025	26,750	24,172
Ford Motor Credit Company, LLC 5.125% 2025	77,545	74,214
Ford Motor Credit Company, LLC 2.70% 2026	15,315	13,070
Ford Motor Credit Company, LLC 4.389% 2026	275	254
Ford Motor Credit Company, LLC 4.542% 2026	21,795	19,982
Ford Motor Credit Company, LLC 3.815% 2027	31,715	27,021
Ford Motor Credit Company, LLC 4.125% 2027	13,940	12,314
Ford Motor Credit Company, LLC 4.271% 2027	4,575	4,112
Ford Motor Credit Company, LLC 4.95% 2027	7,420	6,908
Ford Motor Credit Company, LLC 2.90% 2028	8,850	7,145
Ford Motor Credit Company, LLC 5.113% 2029	2,845	2,557
Ford Motor Credit Company, LLC 4.00% 2030	18,388	14,936
Group 1 Automotive, Inc. 4.00% 2028[1]	12,155	10,183
Hanesbrands, Inc. 4.625% 2024[1]	35,960	35,266
Hanesbrands, Inc. 4.875% 2026[1]	35,056	32,540
Hilton Grand Vacations Borrower 5.00% 2029[1]	13,179	10,696
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	4,250	3,610
Hilton Worldwide Holdings, Inc. 4.875% 2030	10,527	9,543
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	20,465	17,068
International Game Technology PLC 6.50% 2025[1]	23,237	23,164
International Game Technology PLC 4.125% 2026[1]	23,730	21,524
International Game Technology PLC 6.25% 2027[1]	12,005	11,700
International Game Technology PLC 5.25% 2029[1]	63,232	57,388
Jacobs Entertainment, Inc. 6.75% 2029[1]	10,230	8,665
KB Home 6.875% 2027	6,170	5,965
KB Home 7.25% 2030	6,770	6,423
Kontoor Brands, Inc. 4.125% 2029[1]	6,770	5,388
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 7.649% 2026[2,3]	1,995	1,955
Las Vegas Sands Corp. 3.20% 2024	12,558	11,876
LCM Investments Holdings II, LLC 4.875% 2029[1]	23,529	17,976
Lennar Corp. 4.50% 2024	495	494
Levi Strauss & Co. 3.50% 2031[1]	7,470	6,121
American High-Income Trust — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.625% 2030[1]	USD4,805	$4,163
Limited Brands, Inc. 6.875% 2035	21,943	17,894
Limited Brands, Inc. 6.75% 2036	13,030	10,447
Lindblad Expeditions, LLC 6.75% 2027[1]	4,075	3,500
Lithia Motors, Inc. 4.625% 2027[1]	5,350	4,913
Lithia Motors, Inc. 3.875% 2029[1]	6,930	5,901
Lithia Motors, Inc. 4.375% 2031[1]	6,200	5,296
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[1]	6,655	5,646
M.D.C. Holdings, Inc. 6.00% 2043	11,252	9,209
Macy’s Retail Holdings, LLC 5.875% 2030[1]	2,870	2,413
Macy’s Retail Holdings, LLC 6.125% 2032[1]	1,230	1,030
Marriott Ownership Resorts, Inc. 4.75% 2028	2,500	2,172
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	7,200	5,999
Melco International Development, Ltd. 4.875% 2025[1]	8,025	6,009
Melco International Development, Ltd. 5.75% 2028[1]	27,482	17,726
Melco International Development, Ltd. 5.375% 2029[1]	27,799	16,819
Melco Resorts Finance, Ltd. 5.25% 2026[1]	5,000	3,534
Merlin Entertainment 5.75% 2026[1]	10,798	9,868
MGM Resorts International 6.00% 2023	4,884	4,881
MGM Resorts International 5.50% 2027	5,707	5,129
Midas Intermediate Holdco II, LLC, Term Loan B, (USD Prime Rate + 7.75%) 9.70% Cash 2025[2,3,7]	4,215	3,877
Midwest Gaming Borrower, LLC 4.875% 2029[1]	4,795	3,916
Mohegan Gaming & Entertainment 8.00% 2026[1]	12,915	11,016
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 2026[2,3]	10,461	10,304
NCL Corp., Ltd. 3.625% 2024[1]	6,450	5,374
NCL Corp., Ltd. 5.875% 2026[1]	12,750	10,045
NCL Corp., Ltd. 5.875% 2027[1]	24,615	21,092
NCL Corp., Ltd. 7.75% 2029[1]	7,115	5,454
Neiman Marcus Group, LLC 7.125% 2026[1]	52,945	48,964
Newell Brands, Inc. 5.625% 2036[8]	535	464
Newell Rubbermaid, Inc. 4.875% 2025	7,770	7,666
Panther BF Aggregator 2, LP 6.25% 2026[1]	3,667	3,535
Panther BF Aggregator 2, LP 8.50% 2027[1]	8,425	8,160
Party City Holdings, Inc. 6.125% 2023[1]	9,100	7,672
Party City Holdings, Inc. 6.625% 2026[1]	5,000	2,955
Party City Holdings, Inc. 8.75% 2026[1]	74,453	50,174
Penske Automotive Group, Inc. 3.75% 2029	6,325	5,278
PetSmart, Inc. 4.75% 2028[1]	14,175	12,306
PetSmart, Inc. 7.75% 2029[1]	23,775	21,463
Premier Entertainment Sub, LLC 5.625% 2029[1]	30,035	21,429
Premier Entertainment Sub, LLC 5.875% 2031[1]	15,560	10,820
QVC, Inc. 4.85% 2024	1,875	1,756
QVC, Inc. 4.75% 2027	1,176	931
QVC, Inc. 4.375% 2028	11,948	8,862
Raptor Acquisition Corp. 4.875% 2026[1]	32,875	28,825
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	11,582	8,800
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	5,500	5,532
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	39,133	40,306
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	36,740	26,165
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	14,200	10,585
Royal Caribbean Cruises, Ltd. 5.375% 2027[1]	22,035	16,070
Royal Caribbean Cruises, Ltd. 3.70% 2028	5,775	3,677
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	1,400	976
American High-Income Trust — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	USD31,014	$29,172
Scientific Games Corp. 8.625% 2025[1]	25,415	26,091
Scientific Games Corp. 7.00% 2028[1]	30,726	28,878
Scientific Games Corp. 7.25% 2029[1]	61,995	58,225
Scientific Games Holdings LP 6.625% 2030[1]	46,325	39,449
Six Flags Entertainment Corp. 4.875% 2024[1]	7,939	7,560
Sonic Automotive, Inc. 4.625% 2029[1]	31,560	24,495
Sonic Automotive, Inc. 4.875% 2031[1]	43,779	32,997
Staples, Inc. 7.50% 2026[1]	8,250	6,863
Studio City Co., Ltd. 7.00% 2027[1]	24,570	21,334
Studio City Finance, Ltd. 6.00% 2025[1]	12,240	7,769
Studio City Finance, Ltd. 5.00% 2029[1]	23,322	12,077
Tempur Sealy International, Inc. 4.00% 2029[1]	17,370	14,026
The Gap, Inc. 3.625% 2029[1]	3,225	2,271
The Gap, Inc. 3.875% 2031[1]	2,148	1,503
The Home Co., Inc. 7.25% 2025[1]	17,945	14,695
Travel + Leisure Co. 6.60% 2025[8]	925	900
Travel + Leisure Co. 6.00% 2027	4,000	3,629
Travel + Leisure Co. 4.50% 2029[1]	27,230	21,109
Universal Entertainment Corp. 8.50% 2024[1]	63,885	61,982
Vail Resorts, Inc. 6.25% 2025[1]	5,590	5,593
VICI Properties LP 4.25% 2026[1]	9,323	8,534
VICI Properties LP 4.625% 2029[1]	4,118	3,689
VICI Properties LP / VICI Note Co., Inc. 5.625% 2024[1]	9,113	9,018
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	14,407	13,499
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[1]	16,870	16,076
VICI Properties LP / VICI Note Co., Inc. 4.50% 2026[1]	2,625	2,420
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	11,968	10,551
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[1]	22,525	19,417
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	17,502	15,136
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	18,780	17,732
Wheel Pros, Inc. 6.50% 2029[1]	26,279	18,607
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.095% 2028[2,3]	16,664	13,831
Wyndham Destinations, Inc. 6.625% 2026[1]	13,750	13,061
Wyndham Destinations, Inc. 4.625% 2030[1]	5,575	4,329
Wyndham Worldwide Corp. 4.375% 2028[1]	25,455	22,301
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	14,798	14,226
Wynn Macau, Ltd. 5.625% 2028[1]	1,200	743
Wynn Macau, Ltd. 5.125% 2029[1]	6,175	3,843
Wynn Resorts Finance, LLC 7.75% 2025[1]	15,125	14,739
Wynn Resorts Finance, LLC 5.125% 2029[1]	13,550	10,692
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[2,3]	19,900	18,797
		2,370,291
Communication services 12.17%
Altice France Holding SA 10.50% 2027[1]	31,085	26,144
Altice France SA 5.125% 2029[1]	33,804	25,628
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	8,275	6,219
Brightstar Escrow Corp. 9.75% 2025[1]	2,720	2,578
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,452
Cablevision Systems Corp. 5.375% 2028[1]	8,928	7,745
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	8,595	8,545
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	2,094	2,047
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	9,878	9,354
American High-Income Trust — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	USD7,849	$7,269
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	7,126	6,384
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	63,952	53,303
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	67,731	58,135
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	950	762
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	41,260	33,741
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	35,527	28,887
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	23,530	19,325
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	24,024	18,983
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	36,125	28,032
Centerfield Media Parent, Inc. 6.625% 2026[1]	17,760	14,362
CenturyLink, Inc. 6.75% 2023	31,074	30,843
Cinemark USA, Inc. 5.875% 2026[1]	10,875	9,714
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	11,000	8,032
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	5,000	3,610
Cogent Communications Group, Inc. 3.50% 2026[1]	13,445	12,392
Consolidated Communications, Inc. 5.00% 2028[1]	14,350	11,493
CSC Holdings, LLC 6.50% 2029[1]	10,000	9,051
CSC Holdings, LLC 3.375% 2031[1]	12,700	9,425
Diamond Sports Group, LLC 5.375% 2026[1]	9,835	2,471
Diamond Sports Group, LLC 6.625% 2027[1]	18,432	2,304
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[2,3]	32,302	29,873
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	57,635	49,353
DISH DBS Corp. 5.125% 2029	11,340	6,927
Embarq Corp. 7.995% 2036	35,912	27,048
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 9.416% 2028[2,3]	9,477	9,257
Front Range BidCo, Inc. 6.125% 2028[1]	16,027	11,616
Frontier Communications Corp. 5.875% 2027[1]	30,765	27,741
Frontier Communications Corp. 5.00% 2028[1]	78,175	66,625
Frontier Communications Corp. 6.75% 2029[1]	36,670	30,263
Frontier Communications Holdings, LLC 5.875% 2029	26,207	20,209
Frontier Communications Holdings, LLC 6.00% 2030[1]	14,100	10,888
Frontier Communications Holdings, LLC 8.75% 2030[1]	17,875	18,107
Gray Escrow II, Inc. 5.375% 2031[1]	19,925	16,008
Gray Television, Inc. 5.875% 2026[1]	3,090	2,893
Gray Television, Inc. 7.00% 2027[1]	14,544	14,018
Gray Television, Inc. 4.75% 2030[1]	6,210	4,868
iHeartCommunications, Inc. 6.375% 2026	236	219
iHeartCommunications, Inc. 5.25% 2027[1]	40,323	34,569
iHeartCommunications, Inc. 8.375% 2027	427	340
iHeartCommunications, Inc. 4.75% 2028[1]	5,000	4,127
Iliad Holding SAS 6.50% 2026[1]	20,325	18,329
Inmarsat PLC 6.75% 2026[1]	14,525	13,102
Intelsat Jackson Holding Co. 6.50% 2030[1]	35,007	28,968
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[2,3]	6,372	5,926
Lamar Media Corp. 3.75% 2028	2,567	2,282
Lamar Media Corp. 4.875% 2029	5,100	4,600
Lamar Media Corp. 3.625% 2031	11,475	9,410
Level 3 Financing, Inc. 3.75% 2029[1]	11,500	8,913
Ligado Networks, LLC 15.50% PIK 2023[1,7]	39,349	21,445
Ligado Networks, LLC 17.50% PIK 2024[1,7]	5,260	1,709
Live Nation Entertainment, Inc. 3.75% 2028[1]	5,750	4,974
Magallanes, Inc. 4.279% 2032[1]	5,967	5,339
Match Group, Inc. 4.625% 2028[1]	6,192	5,624
American High-Income Trust — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Mav Acquisition Corp. 5.75% 2028[1]	USD10,000	$8,582
Midas OpCo Holdings, LLC 5.625% 2029[1]	55,660	44,880
Netflix, Inc. 4.875% 2028	6,190	5,838
Netflix, Inc. 5.375% 2029[1]	875	828
Netflix, Inc. 4.875% 2030[1]	12,050	11,051
News Corp. 3.875% 2029[1]	32,450	28,109
News Corp. 5.125% 2032[1]	35,300	31,325
Nexstar Broadcasting, Inc. 4.75% 2028[1]	45,350	38,980
Nexstar Escrow Corp. 5.625% 2027[1]	22,182	20,288
Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[1]	1,021	924
OUTFRONT Media Capital, LLC 4.625% 2030[1]	60	47
Qwest Capital Funding, Inc. 6.875% 2028	14,790	13,194
Scripps Escrow II, Inc. 3.875% 2029[1]	14,018	11,773
Sinclair Television Group, Inc. 5.125% 2027[1]	8,199	6,923
Sinclair Television Group, Inc. 4.125% 2030[1]	23,475	18,651
Sirius XM Radio, Inc. 3.125% 2026[1]	24,740	22,140
Sirius XM Radio, Inc. 4.00% 2028[1]	54,925	47,705
Sirius XM Radio, Inc. 4.125% 2030[1]	9,075	7,601
Sirius XM Radio, Inc. 3.875% 2031[1]	51,380	41,011
Sprint Corp. 7.625% 2026	19,021	20,083
Sprint Corp. 6.875% 2028	131,965	139,158
Sprint Corp. 8.75% 2032	93,292	112,578
Summer (BC) BidCo B, LLC 5.50% 2026[1]	5,960	5,347
TEGNA, Inc. 4.625% 2028	9,072	8,507
TEGNA, Inc. 5.00% 2029	16,937	16,065
T-Mobile US, Inc. 2.625% 2026	18,850	17,142
T-Mobile US, Inc. 3.375% 2029	30,100	26,425
T-Mobile US, Inc. 2.875% 2031	8,050	6,698
Twitter, Inc. 5.00% 2030[1]	24,925	23,688
Univision Communications, Inc. 5.125% 2025[1]	62,918	59,332
Univision Communications, Inc. 6.625% 2027[1]	81,170	77,436
Univision Communications, Inc. 4.50% 2029[1]	75,965	63,823
Univision Communications, Inc. 7.375% 2030[1]	19,478	19,060
Univision Communications, Inc., Term Loan, (3-month USD CME Term + 4.50%) 6.25% 2029[2,3]	2,850	2,731
UPC Broadband Finco BV 4.875% 2031[1]	11,330	9,268
Virgin Media O2 4.25% 2031[1]	45,513	36,712
Virgin Media Secured Finance PLC 4.50% 2030[1]	14,955	12,328
VMED O2 UK Financing I PLC 4.75% 2031[1]	2,432	1,970
VZ Secured Financing BV 5.00% 2032[1]	37,975	31,598
Warner Music Group 3.75% 2029[1]	26,900	22,508
Warner Music Group 3.875% 2030[1]	15,580	12,982
Ziggo Bond Co. BV 5.125% 2030[1]	13,368	10,503
Ziggo Bond Finance BV 4.875% 2030[1]	29,100	24,753
ZipRecruiter, Inc. 5.00% 2030[1]	10,900	9,170
		2,104,515
Health care 9.73%
AdaptHealth, LLC 5.125% 2030[1]	17,015	14,365
Avantor Funding, Inc. 4.625% 2028[1]	41,000	37,693
Avantor Funding, Inc. 3.875% 2029[1]	6,900	6,045
Bausch Health Americas, Inc. 9.25% 2026[1]	26,605	19,096
Bausch Health Americas, Inc. 8.50% 2027[1]	5,076	3,572
Bausch Health Companies, Inc. 5.75% 2027[1]	14,475	12,014
American High-Income Trust — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc. 6.125% 2027[1]	USD16,840	$14,344
Bausch Health Companies, Inc. 4.875% 2028[1]	36,850	28,913
Bausch Health Companies, Inc. 5.00% 2028[1]	26,037	13,938
Bausch Health Companies, Inc. 7.00% 2028[1]	10,987	6,303
Bausch Health Companies, Inc. 5.00% 2029[1]	15,200	7,951
Bausch Health Companies, Inc. 5.25% 2030[1]	25,942	13,478
Bausch Health Companies, Inc. 5.25% 2031[1]	59,285	30,514
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	819	772
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	5,250	4,314
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	14,520	11,866
Centene Corp. 4.25% 2027	30,509	28,574
Centene Corp. 2.45% 2028	36,375	30,436
Centene Corp. 4.625% 2029	91,944	86,008
Centene Corp. 3.00% 2030	43,185	35,903
Centene Corp. 3.375% 2030	18,861	16,049
Centene Corp. 2.50% 2031	27,825	22,173
Centene Corp. 2.625% 2031	9,025	7,199
Charles River Laboratories International, Inc. 4.25% 2028[1]	11,173	10,055
Charles River Laboratories International, Inc. 3.75% 2029[1]	12,765	11,100
Charles River Laboratories International, Inc. 4.00% 2031[1]	17,300	14,781
Community Health Systems, Inc. 5.625% 2027[1]	31,000	26,322
Community Health Systems, Inc. 6.00% 2029[1]	15,747	13,068
Community Health Systems, Inc. 6.875% 2029[1]	4,500	2,916
Community Health Systems, Inc. 5.25% 2030[1]	26,150	19,919
DaVita, Inc. 4.625% 2030[1]	16,020	12,544
Encompass Health Corp. 4.50% 2028	8,554	7,338
Encompass Health Corp. 4.75% 2030	4,591	3,854
Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 2027[1]	6,243	1,295
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1]	51,778	4,142
Endo International PLC 5.875% 2024[1]	10,374	7,936
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	15,320	11,611
Grifols Escrow Issuer SA 4.75% 2028[1]	12,605	10,948
HCA, Inc. 5.375% 2025	1,000	998
HCA, Inc. 5.375% 2026	5,436	5,400
HCA, Inc. 5.875% 2026	4,721	4,754
HCA, Inc. 4.50% 2027	71	68
HCA, Inc. 5.625% 2028	22,625	22,299
HCA, Inc. 5.875% 2029	5,320	5,334
HCA, Inc. 3.50% 2030	25,093	21,419
HCA, Inc. 5.50% 2047	2,021	1,807
HCA, Inc. 5.25% 2049	8,500	7,338
HCA, Inc. 7.50% 2095	5,000	5,122
HealthEquity, Inc. 4.50% 2029[1]	13,825	12,114
IMS Health Holdings, Inc. 5.00% 2026[1]	28,059	26,796
Jazz Securities DAC 4.375% 2029[1]	28,290	25,219
Mallinckrodt PLC 10.00% 2025[1]	21,862	21,097
Minerva Merger Sub, Inc. 6.50% 2030[1]	13,000	10,849
Molina Healthcare, Inc. 4.375% 2028[1]	27,655	24,759
Molina Healthcare, Inc. 3.875% 2030[1]	47,150	40,377
Molina Healthcare, Inc. 3.875% 2032[1]	42,350	35,599
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	5,000	4,276
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	33,755	27,828
Option Care Health, Inc. 4.375% 2029[1]	6,115	5,253
Organon Finance 1, LLC 4.125% 2028[1]	10,575	9,398
American High-Income Trust — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Organon Finance 1, LLC 5.125% 2031[1]	USD6,335	$5,489
Owens & Minor, Inc. 4.375% 2024	23,411	22,913
Owens & Minor, Inc. 4.50% 2029[1]	20,965	17,144
Owens & Minor, Inc. 6.625% 2030[1]	21,665	19,817
Par Pharmaceutical, Inc. 7.50% 2027[1]	91,204	69,602
Radiology Partners, Inc. 9.25% 2028[1]	33,199	24,982
RP Escrow Issuer, LLC 5.25% 2025[1]	20,435	17,694
Select Medical Holdings Corp. 6.25% 2026[1]	9,039	8,456
Surgery Center Holdings 10.00% 2027[1]	7,264	7,046
Syneos Health, Inc. 3.625% 2029[1]	10,280	8,718
Team Health Holdings, Inc. 6.375% 2025[1]	11,359	7,949
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 6.775% 2027[2,3]	5,514	4,666
Tenet Healthcare Corp. 6.75% 2023	1,730	1,782
Tenet Healthcare Corp. 4.625% 2024	5,024	4,829
Tenet Healthcare Corp. 4.875% 2026[1]	103,349	95,439
Tenet Healthcare Corp. 5.125% 2027[1]	14,825	13,368
Tenet Healthcare Corp. 6.25% 2027[1]	8,995	8,298
Tenet Healthcare Corp. 4.625% 2028[1]	18,000	15,701
Tenet Healthcare Corp. 6.125% 2028[1]	12,815	11,006
Tenet Healthcare Corp. 4.25% 2029[1]	20,860	17,630
Tenet Healthcare Corp. 4.375% 2030[1]	28,005	23,749
Tenet Healthcare Corp. 6.125% 2030[1]	12,150	11,246
Tenet Healthcare Corp. 6.875% 2031	2,000	1,782
Teva Pharmaceutical Finance Co. BV 2.95% 2022	846	834
Teva Pharmaceutical Finance Co. BV 6.00% 2024	65,748	64,926
Teva Pharmaceutical Finance Co. BV 7.125% 2025	41,591	40,652
Teva Pharmaceutical Finance Co. BV 3.15% 2026	50,186	41,316
Teva Pharmaceutical Finance Co. BV 4.75% 2027	11,315	9,678
Teva Pharmaceutical Finance Co. BV 6.75% 2028	42,982	40,144
Teva Pharmaceutical Finance Co. BV 5.125% 2029	131,585	108,733
Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,657	2,915
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	37,432	27,759
		1,683,716
Materials 9.22%
Alcoa Nederland Holding BV 5.50% 2027[1]	10,760	10,217
Alcoa Nederland Holding BV 4.125% 2029[1]	6,050	5,420
Allegheny Technologies, Inc. 5.875% 2027	4,000	3,548
Allegheny Technologies, Inc. 4.875% 2029	35,960	28,728
Allegheny Technologies, Inc. 5.125% 2031	18,440	14,154
ArcelorMittal 4.25% 2029	940	893
ArcelorMittal 7.00% 2039	10,104	10,212
ArcelorMittal 6.75% 2041	15,173	15,039
Arconic Corp. 6.00% 2025[1]	8,170	7,989
Arconic Rolled Products Corp. 6.125% 2028[1]	4,775	4,469
Ardagh Group SA 6.50% Cash 2027[1,7]	8,809	6,548
Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[1]	13,505	13,390
Ardagh Metal Packaging Finance USA, LLC 3.25% 2028[1]	10,000	8,549
Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]	11,410	9,191
Ardagh Packaging Finance 5.25% 2025[1]	570	528
Ardagh Packaging Finance 4.125% 2026[1]	16,435	13,957
Axalta Coating Systems, LLC 4.75% 2027[1]	7,995	7,195
Ball Corp. 2.875% 2030	3,250	2,623
American High-Income Trust — Page 11 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 3.125% 2031	USD16,280	$13,159
Braskem Idesa SAPI 6.99% 2032[1]	1,370	1,062
BWAY Parent Co., Inc. 5.50% 2024[1]	27,273	26,100
Can-Pack SA / Canpack US, LLC 3.875% 2029[1]	36,370	28,429
Cleveland-Cliffs, Inc. 6.75% 2026[1]	8,028	7,984
Cleveland-Cliffs, Inc. 5.875% 2027	53,855	50,314
Cleveland-Cliffs, Inc. 7.00% 2027	3,853	3,824
Cleveland-Cliffs, Inc. 4.625% 2029[1]	33,250	29,400
Cleveland-Cliffs, Inc. 4.875% 2031[1]	42,871	37,892
Consolidated Energy Finance SA 6.50% 2026[1]	10,805	9,970
Consolidated Energy Finance SA 5.625% 2028[1]	16,850	13,578
Constellium SE 3.75% 2029[1]	8,655	6,877
Crown Holdings, Inc. 7.375% 2026	2,000	2,051
Crown Holdings, Inc. 5.25% 2030[1]	2,775	2,606
CVR Partners LP 6.125% 2028[1]	22,525	20,171
Diamond (BC) BV 4.625% 2029[1]	3,445	2,760
Element Solutions, Inc. 3.875% 2028[1]	10,800	8,928
First Quantum Minerals, Ltd. 6.50% 2024[1]	25,332	24,378
First Quantum Minerals, Ltd. 7.50% 2025[1]	75,026	71,083
First Quantum Minerals, Ltd. 6.875% 2026[1]	47,890	44,201
First Quantum Minerals, Ltd. 6.875% 2027[1]	116,356	104,229
FMG Resources 4.375% 2031[1]	11,210	9,171
Freeport-McMoRan, Inc. 3.875% 2023	201	200
Freeport-McMoRan, Inc. 4.25% 2030	303	276
Freeport-McMoRan, Inc. 4.625% 2030	900	837
Freeport-McMoRan, Inc. 5.40% 2034	4,288	4,193
Freeport-McMoRan, Inc. 5.45% 2043	8,393	7,783
FXI Holdings, Inc. 7.875% 2024[1]	89,381	77,704
FXI Holdings, Inc. 12.25% 2026[1]	113,952	101,631
GPC Merger Sub, Inc. 7.125% 2028[1]	9,665	7,769
Graphic Packaging International, LLC 3.75% 2030[1]	12,000	10,185
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[2,3]	9,270	8,337
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	2,417	2,497
Kaiser Aluminum Corp. 4.625% 2028[1]	8,573	7,149
Labl, Inc. 5.875% 2028[1]	9,100	7,365
Labl, Inc. 8.25% 2029[1]	23,145	17,518
LSB Industries, Inc. 6.25% 2028[1]	30,115	26,620
LSF11 A5 HoldCo, LLC 6.625% 2029[1]	1,425	1,203
Mercer International, Inc. 5.125% 2029	7,090	6,068
Methanex Corp. 5.125% 2027	70,865	62,658
Methanex Corp. 5.25% 2029	10,273	8,702
Methanex Corp. 5.65% 2044	9,445	6,685
Mineral Resources, Ltd. 8.00% 2027[1]	26,160	25,549
Mineral Resources, Ltd. 8.50% 2030[1]	34,570	34,108
Neon Holdings, Inc. 10.125% 2026[1]	15,585	14,869
Nova Chemicals Corp. 4.875% 2024[1]	13,505	12,863
Nova Chemicals Corp. 5.00% 2025[1]	5,295	4,849
Nova Chemicals Corp. 5.25% 2027[1]	41,062	35,326
Nova Chemicals Corp. 4.25% 2029[1]	46,627	36,517
Novelis Corp. 3.25% 2026[1]	14,960	12,669
Novelis Corp. 4.75% 2030[1]	20,073	16,723
Novelis Corp. 3.875% 2031[1]	28,124	21,707
Olin Corp. 5.625% 2029	5,700	5,089
Olin Corp. 5.00% 2030	3,365	2,912
American High-Income Trust — Page 12 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Olympus Water US Holding Corp. 6.25% 2029[1]	USD2,833	$1,972
Owens-Illinois, Inc. 5.875% 2023[1]	9,000	8,922
Owens-Illinois, Inc. 6.375% 2025[1]	5,341	5,104
Rayonier A.M. Products, Inc. 7.625% 2026[1]	1,398	1,222
SCIH Salt Holdings, Inc. 4.875% 2028[1]	49,518	41,258
SCIH Salt Holdings, Inc. 6.625% 2029[1]	24,675	19,530
SCIL IV, LLC 5.375% 2026[1]	8,825	7,074
Scotts Miracle-Gro Co. 4.50% 2029	10,276	8,446
Scotts Miracle-Gro Co. 4.375% 2032	9,120	6,950
Sealed Air Corp. 4.00% 2027[1]	10,395	9,392
Sealed Air Corp. 5.00% 2029[1]	8,750	8,193
Silgan Holdings, Inc. 4.125% 2028	8,356	7,507
Summit Materials, Inc. 6.50% 2027[1]	5,478	5,293
Summit Materials, Inc. 5.25% 2029[1]	16,515	14,439
Trivium Packaging BV 5.50% 2026[1]	8,352	7,912
Trivium Packaging BV 8.50% 2027[1]	5,192	4,875
Tronox, Ltd. 4.625% 2029[1]	14,155	11,412
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	4,400	3,519
Valvoline, Inc. 4.25% 2030[1]	4,441	3,716
Valvoline, Inc. 3.625% 2031[1]	10,905	8,745
Venator Materials Corp. 5.75% 2025[1]	70,528	56,577
Venator Materials Corp. 9.50% 2025[1]	24,880	25,001
W. R. Grace Holdings, LLC 4.875% 2027[1]	11,410	9,944
W. R. Grace Holdings, LLC 5.625% 2029[1]	9,765	7,214
Warrior Met Coal, Inc. 7.875% 2028[1]	43,015	41,043
		1,594,638
Industrials 8.70%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[1]	37,325	34,425
ADT Security Corp. 4.125% 2029[1]	15,430	12,566
Allison Transmission Holdings, Inc. 3.75% 2031[1]	24,820	19,936
Atkore, Inc. 4.25% 2031[1]	8,150	6,781
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 2029[2,3]	43,600	41,965
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	4,825	4,036
Avis Budget Car Rental, LLC 5.75% 2027[1]	18,910	16,834
Avis Budget Group, Inc. 4.75% 2028[1]	1,000	831
Avis Budget Group, Inc. 5.375% 2029[1]	15,095	12,579
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	17,340	17,050
Avolon Holdings Funding, Ltd. 2.528% 2027[1]	36,710	29,956
BlueLinx Holdings, Inc. 6.00% 2029[1]	8,825	6,896
Boeing Company 3.90% 2049	540	384
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	553	551
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	1,258	1,249
Bombardier, Inc. 7.50% 2024[1]	7,460	7,023
Bombardier, Inc. 7.50% 2025[1]	24,862	22,537
Bombardier, Inc. 7.125% 2026[1]	73,460	60,803
Bombardier, Inc. 7.875% 2027[1]	112,590	94,019
Bombardier, Inc. 6.00% 2028[1]	51,082	38,360
Bombardier, Inc. 7.45% 2034[1]	8,670	6,545
Builders FirstSource, Inc. 4.25% 2032[1]	22,740	17,353
BWX Technologies, Inc. 4.125% 2028[1]	14,880	13,271
BWX Technologies, Inc. 4.125% 2029[1]	20,465	17,993
Clarivate Science Holdings Corp. 3.875% 2028[1]	31,755	26,625
Clarivate Science Holdings Corp. 4.875% 2029[1]	24,320	20,040
American High-Income Trust — Page 13 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Clean Harbors, Inc. 4.875% 2027[1]	USD12,014	$11,014
CoreLogic, Inc. 4.50% 2028[1]	85,432	65,920
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[2,3]	22,275	16,372
Covanta Holding Corp. 5.00% 2030	28,035	22,946
Covert Mergeco, Inc. 4.875% 2029[1]	23,145	18,866
Dun & Bradstreet Corp. 5.00% 2029[1]	31,517	27,264
Garda World Security Corp. 6.00% 2029[1]	3,200	2,465
GFL Environmental, Inc. 3.50% 2028[1]	28,000	24,052
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	10,000	7,823
Gol Finance SA 8.00% 2026	2,922	1,949
Harsco Corp. 5.75% 2027[1]	14,035	11,248
Herc Holdings, Inc. 5.50% 2027[1]	3,200	2,927
Howmet Aerospace, Inc. 6.875% 2025	1,510	1,554
Howmet Aerospace, Inc. 5.95% 2037	3,000	2,834
Icahn Enterprises Finance Corp. 4.75% 2024	24,605	23,035
JELD-WEN Holding, Inc. 4.875% 2027[1]	8,721	6,814
Labl Escrow Issuer, LLC 6.75% 2026[1]	10,725	9,673
Labl Escrow Issuer, LLC 10.50% 2027[1]	22,105	19,261
LSC Communications, Inc. 8.75% 2023[1,4,5,6]	114,646	1,114
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,5,6]	8,059	78
Masonite International Corp. 3.50% 2030[1]	11,831	9,438
MasTec, Inc. 4.50% 2028[1]	9,375	8,444
Maxar Technologies, Inc. 7.75% 2027[1]	5,700	5,652
Meritor, Inc. 4.50% 2028[1]	3,040	2,931
Mueller Water Products, Inc. 4.00% 2029[1]	5,115	4,469
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]	4,375	4,076
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]	22,475	20,677
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]	10,404	9,373
Park River Holdings, Inc. 5.625% 2029[1]	17,205	10,747
PGT Innovations, Inc. 4.375% 2029[1]	22,759	17,976
Pitney Bowes, Inc. 6.875% 2027[1]	11,500	9,153
PM General Purchaser, LLC 9.50% 2028[1]	44,445	35,968
Prime Security Services Borrower, LLC 3.375% 2027[1]	8,100	6,698
Prime Security Services Borrower, LLC 6.25% 2028[1]	11,833	9,931
R.R. Donnelley & Sons Co. 6.125% 2026[1]	12,125	11,337
Roller Bearing Company of America, Inc. 4.375% 2029[1]	3,325	2,833
Rolls-Royce PLC 5.75% 2027[1]	8,205	7,417
Sensata Technologies Holding BV 4.00% 2029[1]	3,225	2,742
Sensata Technologies, Inc. 3.75% 2031[1]	8,800	7,068
SkyMiles IP, Ltd. 4.75% 2028[1]	34,080	32,219
SRS Distribution, Inc. 4.625% 2028[1]	10,080	8,836
SRS Distribution, Inc. 6.125% 2029[1]	615	486
Stericycle, Inc. 5.375% 2024[1]	20,884	20,200
Stericycle, Inc. 3.875% 2029[1]	26,235	21,483
The Brink’s Co. 4.625% 2027[1]	10,371	9,235
Titan International, Inc. 7.00% 2028	11,500	10,820
TransDigm, Inc. 6.25% 2026[1]	32,470	31,399
TransDigm, Inc. 6.375% 2026	5,560	5,210
TransDigm, Inc. 6.875% 2026	7,740	7,228
TransDigm, Inc. 5.50% 2027	16,295	13,878
TransDigm, Inc. 7.50% 2027	770	727
TransDigm, Inc. 4.625% 2029	2,971	2,399
TransDigm, Inc. 4.875% 2029	9,080	7,407
American High-Income Trust — Page 14 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Triumph Group, Inc. 6.25% 2024[1]	USD83,416	$74,513
Triumph Group, Inc. 8.875% 2024[1]	10,859	10,952
Triumph Group, Inc. 7.75% 2025[1]	22,825	17,607
Uber Technologies, Inc. 8.00% 2026[1]	8,710	8,691
United Airlines Holdings, Inc. 6.50% 2027[1]	77,065	75,973
United Airlines, Inc. 4.375% 2026[1]	9,140	8,086
United Airlines, Inc. 4.625% 2029[1]	13,290	11,319
United Rentals, Inc. 4.875% 2028	13,525	12,817
United Rentals, Inc. 5.25% 2030	5,484	5,096
United Rentals, Inc. 3.875% 2031	9,450	7,991
United Rentals, Inc. 3.75% 2032	8,360	6,881
Vertical Holdco GMBH 7.625% 2028[1]	19,799	17,804
Vertical U.S. Newco, Inc. 5.25% 2027[1]	44,615	39,855
WESCO Distribution, Inc. 7.125% 2025[1]	12,975	12,973
WESCO Distribution, Inc. 7.25% 2028[1]	14,545	14,420
Western Global Airlines, LLC 10.375% 2025[1]	11,525	11,110
XPO Logistics, Inc. 6.25% 2025[1]	2,928	2,911
		1,505,273
Financials 7.05%
Advisor Group Holdings, LLC 6.25% 2028[1]	43,998	38,457
AG Merger Sub II, Inc. 10.75% 2027[1]	76,600	75,848
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	33,300	29,638
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	17,020	14,755
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	31,605	26,269
AmWINS Group, Inc. 4.875% 2029[1]	24,252	19,891
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	47,732	40,754
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]	22,600	20,933
AssuredPartners, Inc. 7.00% 2025[1]	226	213
AssuredPartners, Inc. 8.00% 2027[1]	10,909	10,226
AssuredPartners, Inc. 5.625% 2029[1]	6,395	5,128
BroadStreet Partners, Inc. 5.875% 2029[1]	9,950	7,801
Castlelake Aviation Finance DAC 5.00% 2027[1]	36,905	30,718
Coinbase Global, Inc. 3.375% 2028[1]	37,524	23,726
Coinbase Global, Inc. 3.625% 2031[1]	30,866	17,424
Compass Diversified Holdings 5.25% 2029[1]	81,590	67,488
Compass Diversified Holdings 5.00% 2032[1]	25,605	19,843
Credit Acceptance Corp. 5.125% 2024[1]	8,230	7,770
Credit Suisse Group AG 7.50% junior subordinated perpetual bonds (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,8]	2,295	2,123
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,5,6]	17,548	15,532
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,5,6]	23,397	19,897
FS Energy and Power Fund 7.50% 2023[1]	56,454	56,679
Hightower Holding, LLC 6.75% 2029[1]	18,130	13,660
HUB International, Ltd. 7.00% 2026[1]	45,928	43,280
HUB International, Ltd. 5.625% 2029[1]	4,495	3,719
Icahn Enterprises Finance Corp. 5.25% 2027	5,503	4,887
Icahn Enterprises Finance Corp. 4.375% 2029	9,175	7,432
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	18,510	14,976
Ladder Capital Corp. 4.25% 2027[1]	28,586	23,126
Ladenburg Thalmann Financial Services, Inc. 6.50% 2027	80	1,213
LPL Holdings, Inc. 4.625% 2027[1]	27,098	25,342
LPL Holdings, Inc. 4.00% 2029[1]	32,670	27,999
American High-Income Trust — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
LPL Holdings, Inc. 4.375% 2031[1]	USD23,505	$20,125
MGIC Investment Corp. 5.25% 2028	7,625	6,842
MidCap Financial Issuer Trust 6.50% 2028[1]	13,250	11,433
MSCI, Inc. 4.00% 2029[1]	15,793	14,037
MSCI, Inc. 3.625% 2030[1]	3,759	3,140
MSCI, Inc. 3.625% 2031[1]	28,350	23,392
MSCI, Inc. 3.875% 2031[1]	27,015	23,176
MSCI, Inc. 3.25% 2033[1]	18,400	14,702
National Financial Partners Corp. 6.875% 2028[1]	14,489	11,995
Navient Corp. 5.50% 2023	28,488	28,292
Navient Corp. 5.875% 2024	28,815	26,536
Navient Corp. 6.125% 2024	23,112	21,956
Navient Corp. 6.75% 2025	11,000	9,944
Navient Corp. 6.75% 2026	8,210	7,278
Navient Corp. 5.00% 2027	53,762	44,298
Navient Corp. 4.875% 2028	5,570	4,362
Navient Corp. 5.50% 2029	45,671	35,283
Navient Corp. 5.625% 2033	32,712	22,763
Onemain Finance Corp. 3.875% 2028	3,989	3,057
OneMain Holdings, Inc. 7.125% 2026	24,220	22,441
Owl Rock Capital Corp. 3.75% 2025	12,093	11,197
Owl Rock Capital Corp. 4.00% 2025	449	423
Owl Rock Capital Corp. 3.40% 2026	5,685	5,000
Owl Rock Capital Corp. 2.625% 2027	400	335
Owl Rock Capital Corp. II 4.625% 2024[1]	9,835	9,363
Owl Rock Capital Corp. III 3.125% 2027[1]	11,350	9,709
Owl Rock Core Income Corp. 4.70% 2027[1]	15,700	14,334
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]	38,985	37,401
Quicken Loans, LLC 3.625% 2029[1]	6,605	5,206
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	9,410	7,803
Ryan Specialty Group, LLC 4.375% 2030[1]	14,355	12,507
Springleaf Finance Corp. 6.125% 2024	3,700	3,543
Springleaf Finance Corp. 6.625% 2028	9,960	8,920
Springleaf Finance Corp. 5.375% 2029	6,627	5,383
Starwood Property Trust, Inc. 5.50% 2023[1]	7,195	7,127
Starwood Property Trust, Inc. 4.375% 2027[1]	11,835	10,292
		1,220,342
Information technology 4.85%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[2,3]	72,794	63,019
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]	17,170	16,641
Avaya, Inc. 6.125% 2028[1]	7,090	4,646
Black Knight, Inc. 3.625% 2028[1]	8,470	7,348
BMC Software, Inc. 7.125% 2025[1]	3,545	3,399
BMC Software, Inc. 9.125% 2026[1]	4,290	4,014
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	24,550	22,862
Booz Allen Hamilton, Inc. 3.875% 2028[1]	35,293	31,291
Booz Allen Hamilton, Inc. 4.00% 2029[1]	17,718	15,479
CA Magnum Holdings 5.375% 2026[1]	4,300	3,737
CDK Global, Inc. 7.25% 2029[1]	34,675	33,425
Ciena Corp. 4.00% 2030[1]	8,850	7,649
CommScope Finance, LLC 6.00% 2026[1]	8,605	7,942
CommScope Finance, LLC 8.25% 2027[1]	6,000	4,758
CommScope Technologies, LLC 6.00% 2025[1]	7,425	6,437
American High-Income Trust — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope Technologies, LLC 5.00% 2027[1]	USD4,750	$3,518
Condor Merger Sub, Inc. 7.375% 2030[1]	17,095	13,945
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[2,3]	22,947	19,476
Diebold Nixdorf, Inc. 9.375% 2025[1]	146,693	102,758
Diebold Nixdorf, Inc., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 3.00% 2023[2,3]	EUR6,925	6,133
Diebold, Inc. 8.50% 2024	USD35,228	18,369
Elastic NV 4.125% 2029[1]	6,750	5,643
Entegris Escrow Corp. 4.75% 2029[1]	15,955	14,887
Fair Isaac Corp. 4.00% 2028[1]	33,475	29,715
Gartner, Inc. 4.50% 2028[1]	42,107	38,738
Gartner, Inc. 3.625% 2029[1]	3,657	3,175
Gartner, Inc. 3.75% 2030[1]	10,525	8,978
GoDaddy Operating Co. 5.25% 2027[1]	7,725	7,083
GoDaddy Operating Co. 3.50% 2029[1]	4,825	4,077
Imola Merger Corp. 4.75% 2029[1]	5,000	4,200
J2 Global, Inc. 4.625% 2030[1]	339	290
MicroStrategy, Inc. 6.125% 2028[1]	7,850	6,266
MoneyGram International, Inc. 5.375% 2026[1]	29,850	28,469
NCR Corp. 5.00% 2028[1]	6,475	5,499
NCR Corp. 5.125% 2029[1]	68,259	57,875
NCR Corp. 5.25% 2030[1]	2,249	1,943
Rocket Software, Inc. 6.50% 2029[1]	14,075	10,200
Sabre GLBL, Inc. 7.375% 2025[1]	1,950	1,812
Sabre Holdings Corp. 9.25% 2025[1]	6,879	6,642
Square, Inc. 2.75% 2026[1]	42,725	38,015
Square, Inc. 3.50% 2031[1]	34,585	27,635
Synaptics, Inc. 4.00% 2029[1]	5,225	4,250
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[2,3]	8,882	8,371
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[2,3]	51,670	47,988
Unisys Corp. 6.875% 2027[1]	35,865	31,372
VeriSign, Inc. 5.25% 2025	3,068	3,087
Veritas Holdings, Ltd. 7.50% 2025[1]	30,057	22,615
Viavi Solutions, Inc. 3.75% 2029[1]	3,750	3,147
Xerox Corp. 5.00% 2025[1]	11,825	11,017
Xerox Corp. 5.50% 2028[1]	11,000	9,217
		839,052
Consumer staples 3.96%
Albertsons Companies, Inc. 3.50% 2023[1]	10,207	10,104
Albertsons Companies, Inc. 4.625% 2027[1]	10,475	9,378
Albertsons Companies, Inc. 5.875% 2028[1]	5,000	4,682
Albertsons Companies, Inc. 3.50% 2029[1]	53,663	43,590
Albertsons Companies, Inc. 4.875% 2030[1]	5,915	5,090
B&G Foods, Inc. 5.25% 2025	18,557	17,140
B&G Foods, Inc. 5.25% 2027	25,411	22,012
CD&R Smokey Buyer, Inc. 6.75% 2025[1]	5,070	4,508
Central Garden & Pet Co. 4.125% 2030	21,646	17,788
Central Garden & Pet Co. 4.125% 2031[1]	18,755	15,085
Coty, Inc. 5.00% 2026[1]	11,000	10,098
Coty, Inc. 6.50% 2026[1]	7,980	7,369
Coty, Inc. 4.75% 2029[1]	19,625	16,886
Darling Ingredients, Inc. 5.25% 2027[1]	12,756	12,360
Darling Ingredients, Inc. 6.00% 2030[1]	17,135	17,106
Edgewell Personal Care Co. 5.50% 2028[1]	4,775	4,354
American High-Income Trust — Page 17 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Energizer Holdings, Inc. 4.375% 2029[1]	USD9,560	$7,354
Ingles Markets, Inc. 4.00% 2031[1]	6,570	5,693
Kraft Heinz Company 3.00% 2026	9,128	8,615
Kraft Heinz Company 3.875% 2027	7,545	7,303
Kraft Heinz Company 3.75% 2030	2,285	2,109
Kraft Heinz Company 4.375% 2046	9,215	7,695
Kraft Heinz Company 4.875% 2049	9,975	8,827
Kraft Heinz Company 5.50% 2050	8,845	8,511
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	35,880	30,723
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	56,072	42,126
Lamb Weston Holdings, Inc. 4.875% 2028[1]	5,240	4,940
Lamb Weston Holdings, Inc. 4.125% 2030[1]	50,775	44,083
Lamb Weston Holdings, Inc. 4.375% 2032[1]	13,500	11,771
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[2,3]	23,439	21,769
Performance Food Group, Inc. 5.50% 2027[1]	13,380	12,410
Performance Food Group, Inc. 4.25% 2029[1]	7,285	6,097
Pilgrim’s Pride Corp. 5.875% 2027[1]	14,450	13,863
Post Holdings, Inc. 5.625% 2028[1]	34,660	32,974
Post Holdings, Inc. 5.50% 2029[1]	27,109	24,289
Post Holdings, Inc. 4.625% 2030[1]	51,665	43,681
Post Holdings, Inc. 4.50% 2031[1]	24,475	20,089
Prestige Brands International, Inc. 5.125% 2028[1]	11,533	10,745
Prestige Brands International, Inc. 3.75% 2031[1]	14,440	11,997
Simmons Foods, Inc. 4.625% 2029[1]	19,185	16,251
Spectrum Brands, Inc. 5.75% 2025	3,272	3,236
TreeHouse Foods, Inc. 4.00% 2028	28,436	23,207
United Natural Foods, Inc. 6.75% 2028[1]	31,195	29,197
US Foods, Inc. 4.625% 2030[1]	8,680	7,329
		684,434
Utilities 3.18%
AmeriGas Partners LP 5.875% 2026	5,770	5,393
AmeriGas Partners LP 5.75% 2027	11,573	10,608
Calpine Corp. 5.25% 2026[1]	1,051	1,000
Calpine Corp. 4.50% 2028[1]	4,000	3,639
Calpine Corp. 5.125% 2028[1]	8,282	7,311
Calpine Corp. 3.75% 2031[1]	9,175	7,482
DPL, Inc. 4.125% 2025	12,465	11,531
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[8]	18,225	17,655
Enfragen Energia Sur SA 5.375% 2030[1]	4,850	3,282
FirstEnergy Corp. 2.25% 2030	19,000	15,081
FirstEnergy Corp. 2.65% 2030	6,754	5,582
FirstEnergy Corp. 7.375% 2031	7,191	8,088
FirstEnergy Corp. 3.40% 2050	69	47
FirstEnergy Corp., Series C, 5.35% 2047[8]	5,065	4,288
FirstEnergy Transmission, LLC 2.866% 2028[1]	11,850	10,035
FirstEnergy Transmission, LLC 4.55% 2049[1]	2,000	1,614
NextEra Energy Partners LP 4.25% 2024[1]	3,163	3,031
NextEra Energy Partners LP 3.875% 2026[1]	2,373	2,175
NGL Energy Partners LP 7.50% 2026	14,050	10,527
NRG Energy, Inc. 3.625% 2031[1]	21,050	16,548
Pacific Gas and Electric Co. 3.75% 2028	6,000	5,303
Pacific Gas and Electric Co. 4.55% 2030	12,203	10,854
American High-Income Trust — Page 18 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.50% 2031	USD2,000	$1,532
Pacific Gas and Electric Co. 3.30% 2040	4,540	3,137
Pacific Gas and Electric Co. 3.50% 2050	9,040	6,055
PG&E Corp. 5.00% 2028	59,690	50,525
PG&E Corp. 5.25% 2030	60,380	49,789
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 4.688% 2025[2,3]	4,754	4,497
Talen Energy Corp. 10.50% 2026[1]	59,967	38,979
Talen Energy Corp. 7.25% 2027[1,4]	97,632	96,272
Talen Energy Corp. 6.625% 2028[1]	1,819	1,764
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[2,3]	62,105	61,562
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[2,3,4]	12,145	11,669
Talen Energy Supply, LLC 7.625% 2028[1,4]	9,825	9,643
Targa Resources Partners LP 4.00% 2032	8,525	7,311
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	27,420	24,060
Vistra Operations Co., LLC 3.55% 2024[1]	5,769	5,574
Vistra Operations Co., LLC 5.625% 2027[1]	17,655	16,636
		550,079
Real estate 2.89%
Brookfield Property REIT, Inc. 5.75% 2026[1]	42,942	39,304
Diversified Healthcare Trust 4.375% 2031	10,730	7,310
Forestar Group, Inc. 3.85% 2026[1]	9,330	7,682
Forestar Group, Inc. 5.00% 2028[1]	1,905	1,560
Howard Hughes Corp. 5.375% 2028[1]	30,358	25,487
Howard Hughes Corp. 4.125% 2029[1]	32,013	24,750
Howard Hughes Corp. 4.375% 2031[1]	51,837	38,452
Iron Mountain, Inc. 4.875% 2027[1]	29,660	26,883
Iron Mountain, Inc. 5.00% 2028[1]	6,202	5,505
Iron Mountain, Inc. 5.25% 2028[1]	24,088	21,671
Iron Mountain, Inc. 5.25% 2030[1]	55,225	48,118
Iron Mountain, Inc. 4.50% 2031[1]	19,090	15,654
Kennedy-Wilson Holdings, Inc. 4.75% 2029	49,700	40,330
Kennedy-Wilson Holdings, Inc. 4.75% 2030	45,238	35,474
Kennedy-Wilson Holdings, Inc. 5.00% 2031	45,955	35,686
Ladder Capital Corp. 5.25% 2025[1]	14,495	13,143
Ladder Capital Corp. 4.75% 2029[1]	2,015	1,554
Medical Properties Trust, Inc. 5.00% 2027	13,527	12,400
Medical Properties Trust, Inc. 3.50% 2031	4,187	3,312
Park Intermediate Holdings, LLC 4.875% 2029[1]	16,445	14,148
Realogy Corp. 5.75% 2029[1]	24,200	18,392
Realogy Corp. 5.25% 2030[1]	32,645	24,244
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	11,330	9,629
RLJ Lodging Trust, LP 4.00% 2029[1]	14,905	12,270
WeWork Companies, Inc. 7.875% 2025[1]	1,925	1,411
WeWork Companies, LLC 5.00% 2025[1]	23,200	15,017
		499,386
Total corporate bonds, notes & loans		15,459,187
U.S. Treasury bonds & notes 0.08% U.S. Treasury inflation-protected securities 0.08%
U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	17,764	13,573
American High-Income Trust — Page 19 of 28

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 0.08% Collateralized mortgage-backed obligations 0.08%	Principal amount (000)	Value (000)
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,5,6]	USD15,299	$13,568
Asset-backed obligations 0.04%
Aesop Funding, LLC, Series 2019-2A, Class D, 3.04% 2025[1,11]	5,000	4,659
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,11]	4,602	2,399
		7,058
Total bonds, notes & other debt instruments (cost: $18,100,501,000)		15,493,386
Convertible bonds & notes 0.18% Communication services 0.17%
DISH DBS Corp., convertible notes, 3.375% 2026	42,635	28,906
Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,6,7]	2,454	2,454
Total convertible bonds & notes (cost: $46,666,000)		31,360
Convertible stocks 0.21% Financials 0.18%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	26,724	30,709
Utilities 0.03%
PG&E Corp., convertible preferred units, 5.50% 2023	57,000	5,449
Total convertible stocks (cost: $29,610,000)		36,158
Common stocks 3.24% Energy 1.22%
Chesapeake Energy Corp.	805,741	65,346
Oasis Petroleum, Inc.	350,000	42,578
Ascent Resources - Utica, LLC, Class A5,6,12,13	90,532,504	24,444
Diamond Offshore Drilling, Inc.[12]	2,953,237	17,394
Diamond Offshore Drilling, Inc.[1,12]	1,034,079	6,091
Denbury, Inc.[12]	385,000	23,096
Weatherford International[12]	796,137	16,854
California Resources Corp.	183,103	7,049
McDermott International, Ltd.[5,6,12]	3,921,721	2,235
McDermott International, Ltd.[1,5,6,12,13]	1,745,604	995
Civitas Resources, Inc.	57,659	3,015
Southwestern Energy Co.[12]	229,524	1,435
Mesquite Energy, Inc.[5,6,12]	109,992	660
Bighorn Permian Resources, LLC[5,6,12]	42,744	228
Constellation Oil Services Holding SA, Class B-1[5,6,12]	51,096,574	—[14]
Petroplus Holdings AG5,6,12	3,360,000	—[14]
		211,420
American High-Income Trust — Page 20 of 28

unaudited
Common stocks (continued) Health care 1.13%	Shares	Value (000)
Rotech Healthcare, Inc.[5,6,12,13,15]	1,916,276	$195,460
Financials 0.32%
Jonah Energy Parent, LLC[5,6,15]	747,471	47,973
Navient Corp.	537,500	7,519
		55,492
Consumer discretionary 0.27%
NMG Parent, LLC[12]	182,562	32,861
MYT Holding Co., Class B5,6,12,15	7,468,376	13,070
		45,931
Communication services 0.22%
Frontier Communications Parent, Inc.[12]	921,177	21,684
Intelsat SA5,6,12	318,478	8,599
Cumulus Media, Inc., Class A12	561,836	4,343
iHeartMedia, Inc., Class A12	378,645	2,988
Clear Channel Outdoor Holdings, Inc.[12]	890,868	953
		38,567
Information technology 0.08%
MoneyGram International, Inc.[12]	1,310,886	13,109
Total common stocks (cost: $468,700,000)		559,979
Preferred securities 0.15% Consumer discretionary 0.13%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[12,15]	19,884,070	21,773
Industrials 0.02%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,5,6,12]	13,566	4,331
Energy 0.00%
McDermott International, Inc., 8.00% cumulative preferred shares[5,6,12]	1,130	57
Total preferred securities (cost: $32,392,000)		26,161
Rights & warrants 0.14% Consumer discretionary 0.11%
NMG Parent, LLC, warrants, expire 2027[5,12]	407,047	19,415
Energy 0.03%
Chesapeake Energy Corp., Class A, warrants, expire 2026[12]	25,868	1,720
Chesapeake Energy Corp., Class B, warrants, expire 2026[12]	28,742	1,627
Chesapeake Energy Corp., Class C, warrants, expire 2026[12]	19,731	1,035
California Resources Corp., warrants, expire 2024[12]	16,108	166
Denbury, Inc., Series B, warrants, expire 2023[1,12]	155	4
American High-Income Trust — Page 21 of 28

unaudited
Rights & warrants (continued) Energy (continued)	Shares	Value (000)
McDermott International, Inc., warrants, expire 2027[5,6,12]	845,563	$—[14]
Constellation Oil Services Holding SA, Class D, warrants[5,6,12]	18	—[14]
		4,552
Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A5,6,12	33,352	134
Intelsat Jackson Holdings SA (CVR), Series B5,6,12	33,352	125
		259
Total rights & warrants (cost: $14,525,000)		24,226
Short-term securities 5.02% Money market investments 5.02%
Capital Group Central Cash Fund 1.38%[15,16]	8,684,192	868,245
Total short-term securities (cost: $868,567,000)		868,245
Total investment securities 98.51% (cost: $19,560,961,000)		17,039,515
Other assets less liabilities 1.49%		257,864
Net assets 100.00%		$17,297,379
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	36	September 2022	USD(4,041)	$39
10 Year Ultra U.S. Treasury Note Futures	Short	39	September 2022	(4,967)	71
10 Year U.S. Treasury Note Futures	Short	150	September 2022	(17,780)	110
30 Year Ultra U.S. Treasury Bond Futures	Short	102	September 2022	(15,743)	460
					$680
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD285,367	$8,595	$(1,213)	$9,808
American High-Income Trust — Page 22 of 28

unaudited
Investments in affiliates15

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Interest or dividend income (000)
Bonds, notes & other debt instruments 0.00%
Health care 0.00%
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[3,5,17]	$44,394	$2,999	$47,393	$(111)	$111	$—	$3,035
Common stocks 1.48%
Energy 0.00%
Tapstone Energy, LLC[1,5,12,17]	4,970	—	2,304	2,299	(4,965)	—	—
Health care 1.13%
Rotech Healthcare, Inc.[5,6,12,13]	206,958	—	—	—	(11,498)	195,460	—
Financials 0.28%
Jonah Energy Parent, LLC[5,6]	16,070	—	—	—	31,903	47,973	3,162
Consumer discretionary 0.07%
MYT Holding Co., Class B5,6,12	39,209	—	—	—	(26,139)	13,070	—
Industrials 0.00%
New AMI I, LLC[5,12,17]	125,135	—	96,044	11,365	(40,456)	—	—
Total common stocks						256,503
Preferred securities 0.13%
Consumer discretionary 0.13%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[12]	21,032	—	—	—	741	21,773	—
Short-term securities 5.02%
Money market investments 5.02%
Capital Group Central Cash Fund 1.38%[16]	1,140,704	3,329,214	3,601,296	(215)	(162)	868,245	2,179
Total 6.63%				$13,338	$(50,465)	$1,146,521	$8,376
Private placement securities13

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$41,128	$195,460	1.13%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	24,444.14
McDermott International, Ltd.	4/4/2018-12/31/2020	7,967	995.01
Total		$ 53,435	$ 220,899	1.28%
American High-Income Trust — Page 23 of 28

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,430,310,000, which represented 66.08% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $518,339,000, which represented 3.00% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $401,993,000, which represented 2.32% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Step bond; coupon rate may change at a later date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,797,000, which represented .07% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[14]	Amount less than one thousand.
[15]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 6/30/2022.
[17]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 24 of 28

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $559,472,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $378,177,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 25 of 28

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$15,390,942	$68,245	$15,459,187
U.S. Treasury bonds & notes	—	13,573	—	13,573
Mortgage-backed obligations	—	—	13,568	13,568
Asset-backed obligations	—	7,058	—	7,058
Convertible bonds & notes	—	28,906	2,454	31,360
Convertible stocks	5,449	30,709	—	36,158
Common stocks	233,454	32,861	293,664	559,979
Preferred securities	—	21,773	4,388	26,161
Rights & warrants	4,552	19,415	259	24,226
Short-term securities	868,245	—	—	868,245
Total	$1,111,700	$15,545,237	$382,578	$17,039,515

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$680	$—	$—	$680
Unrealized appreciation on centrally cleared credit default swaps	—	9,808	—	9,808
Total	$680	$9,808	$—	$10,488
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2022 (dollars in thousands):
	Beginning value at 10/1/2021	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 6/30/2022
Investment securities	$471,243	$30,399	$65,564	$(166,576)	$13,688	$(31,740)	$—	$382,578
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2022								$13,215
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American High-Income Trust — Page 26 of 28

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$81,813	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	50%	50%	Decrease
		Yield analysis	Yield	11.7% - 13.4%	12.7%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	10%	10%	Decrease
Convertible bonds & notes	2,454	Transaction price	N/A	N/A	N/A	N/A
Common stocks	293,664	Estimated recovery value	N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Net adjustment based on market comparables (decrease)	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	2.0x - 4.8x	2.9x	Increase
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			DLOM	18%	18%	Decrease
		Recent market information	Broker quote	N/A	N/A	N/A
			Quoted price	N/A	N/A	N/A
			Corporate action terms	N/A	N/A	N/A
			DLOM	15%	15%	Decrease
Preferred securities	4,388	Estimated recovery value	Par value	N/A	N/A	N/A
			Risk discount	95%	95%	Decrease
		Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	259	Estimated recovery value	N/A	N/A	N/A	N/A
		Recent market information	Broker quote	N/A	N/A	N/A
Total	$382,578
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CapEx = Capital expenditures
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
EV = Enterprise value
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

American High-Income Trust — Page 27 of 28

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-021-0822O-S85335	American High-Income Trust — Page 28 of 28